Description of the Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Description of the Business and Basis of Presentation

Organization

RYVYL Inc. (“RYVYL”, the “Company”, “us”, “we” or “our”) is a financial technology company that develops software platforms and tools that are focused on providing global payment acceptance and disbursement capabilities. RYVYL’s strategy is rooted in our mission to transform the global payments landscape through technology-driven, customer-centric, and compliance-focused financial solutions. Our first-generation product, QuickCard, was originally developed to facilitate payment processing for predominantly cash-based businesses in certain niche high-risk business verticals. It was a comprehensive physical and virtual payment card processing management system that offered a cloud-based network interface, merchant management, and point-of-sale (POS) connectivity to facilitate noncash payment methods such as credit cards, debit cards and prepaid gift cards, and to subsequently disburse those funds electronically to merchants upon request. In early 2024, in response to evolving changes in the compliance environment and banking regulations, the Company began transitioning QuickCard to a fully virtual, app-based product. In mid-2024, the Company further transitioned its QuickCard product from a direct offering to a licensing model, whereby partners with more suitable compliance capabilities could license the platform from the Company and offer its payments processing capabilities in the same business verticals the Company previously served directly.

As the global fintech industry continues to evolve, it has become evident that there is a need for a fully integrated platform that can seamlessly support multiple types of offerings on a global scale. We believe our second-generation platform, NEMS Core, provides a compelling solution to fill that product void. As a dual-sided platform, NEMS Core is designed to support both acquiring and disbursement services within a unified infrastructure. This end-to-end platform enables businesses to seamlessly accept payments from customers while efficiently distributing funds to vendors, employees, and partners worldwide. Unlike traditional single-function payment systems that often face limitations in adapting to dynamic market demands, RYVYL’s dual-sided platform offers a flexible, agile, and robust architecture. It streamlines the entire transaction lifecycle, from payment initiation to settlement, providing businesses with a competitive advantage in an increasingly interconnected and digital financial environment.

Prior to the sale of the Company’s subsidiary, Ryvyl (EU) EAD (“Ryvyl EU”), which was effective June 1, 2025, the Company operated through two distinct business segments designed to meet the diverse and evolving needs of global markets. Our business was strategically structured around two primary geographic regions - Europe and North America - each offering complementary product and service portfolios that encompassed payment processing, treasury management, acquiring, issuing, and Electronic Money Institution services. This segmentation allowed RYVYL to deliver tailored, market-specific solutions while maintaining a cohesive global strategy that supports operational efficiency, regulatory compliance, and financial growth. As a result of the sale of Ryvyl EU, our operations are now solely conducted in North America.

In North America, the Company’s focus is on expanding treasury management services, Bank Identification Number (BIN) sponsorship for credit card processing, and comprehensive payment solutions such as ACH and wire transfers. By leveraging third-party sponsorship arrangements alongside our technology, we are positioned to capture growth opportunities in key sectors, including e-commerce, fintech, and B2B payments.

Name Change

On May 3, 2018, the Company formally changed its name to GreenBox POS LLC, then subsequently changed its name to GreenBox POS on December 13, 2018. On October 13, 2022, GreenBox POS changed its name to RYVYL Inc.

1. Description of the Business and Basis of Presentation

Organization

RYVYL Inc. (“RYVYL”) is a financial technology company that develops software platforms and tools that are focused on providing global payment acceptance and disbursement capabilities. RYVYL’s strategy is rooted in our mission to transform the global payments landscape through technology-driven, customer-centric, and compliance-focused financial solutions. Our first-generation product, QuickCard, was originally developed to facilitate payment processing for predominantly cash-based businesses in certain niche high-risk business verticals. It was a comprehensive physical and virtual payment card processing management system that offered a cloud-based network interface, merchant management, and point-of-sale (POS) connectivity to facilitate noncash payment methods such as credit cards, debit cards and prepaid gift cards, and to subsequently disburse those funds electronically to merchants upon request. In early 2024, in response to evolving changes in the compliance environment and banking regulations, the Company began transitioning QuickCard to a fully virtual, app-based product. In mid-2024, the Company further transitioned its QuickCard product from a direct offering to a licensing model, whereby partners with more suitable compliance capabilities could license the platform from the Company and offer its payments processing capabilities in the same business verticals the Company previously served directly.

As the global fintech industry continues to evolve, it has become evident that there is a need for a fully integrated platform that can seamlessly support multiple types of offerings on a global scale. We believe our second-generation platform, NEMS Core, provides a compelling solution to fill that product void. As a dual-sided platform, NEMS Core is designed to support both acquiring and disbursement services within a unified infrastructure. This end-to-end platform enables businesses to seamlessly accept payments from customers while efficiently distributing funds to vendors, employees, and partners worldwide. Unlike traditional single-function payment systems that often face limitations in adapting to dynamic market demands, RYVYL’s dual-sided platform offers a flexible, agile, and robust architecture. It streamlines the entire transaction lifecycle, from payment initiation to settlement, providing businesses with a competitive advantage in an increasingly interconnected and digital financial environment.

The Company operates through distinct business segments designed to meet the diverse and evolving needs of global markets. Our business is strategically structured around two primary geographic regions - Europe and North America - each offering complementary product and service portfolios that encompass payment processing, treasury management, acquiring, issuing, and Electronic Money Institution (“EMI”) services. Our business segments are interconnected through shared technology platforms, unified compliance frameworks, and collaborative global partnerships. This integration enables us to capitalize on synergies across regions, optimize resource allocation, and drive innovation that resonates across all markets in which we operate.

Name Change

On May 3, 2018, PubCo formally changed its name to GreenBox POS LLC, then subsequently changed its name to GreenBox POS on December 13, 2018. On October 13, 2022 GreenBox POS changed its name to RYVYL Inc. (“RYVYL”). Unless the context otherwise requires, all references to “the Company,” “we,” “our”, “us” and “PubCo” refer to RYVYL Inc. Additionally, unless the context otherwise requires, all references to “PrivCo” or the “Private Company” refer to GreenBox POS LLC, a limited liability company, formed in the state of Washington.

Basis of Presentation and Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in the accompanying consolidated financial statements.